SCHEDULE OF INVESTMENTS October 31, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—2.4%
AmeriCredit Automobile Receivables Trust:
Series 2016-2, Cl. D, 3.65%, 5/9/22	$400,000	$ 405,122
Series 2016-3, Cl. D, 2.71%, 9/8/22	93,000	93,610
Series 2016-4, Cl. D, 2.74%, 12/8/22	400,000	402,476
Series 2017-1, Cl. D, 3.13%, 1/18/23	200,000	203,069
DT Auto Owner Trust, Series 2016-2A, Cl. D, 5.43%,
11/15/22[1]	219,843	221,757
Santander Drive Auto Receivables Trust, Series 2015-4, Cl. D,
3.53%, 8/16/21	235,680	236,330
Total Asset-Backed Securities (Cost $1,549,625)		1,562,364

Mortgage-Backed Obligations—0.2%
Federal Home Loan Mortgage Corp. , Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Series 2716, Cl. UN, 4.50%, 12/15/23	16,637	17,144
Federal Home Loan Mortgage Corp. , Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security, Series 3031, Cl.
BI, 26.539%, 8/15/35[2]	15,478	3,655
Federal National Mortgage Assn. , Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates, Series 2008-24,
Cl. DY, 5.00%, 4/25/23	78	78
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2005-87, Cl. SE, 9.394%, 10/25/35[2]	159,510	24,662
Series 2005-93, Cl. SI, 8.807%, 10/25/35[2]	170,446	30,108
Series 2007-88, Cl. XI, 0.00%, 6/25/37[2,3]	126,960	24,982
Series 2011-96, Cl. SA, 9.516%, 10/25/41[2]	117,251	20,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-
AR15, Cl . 1A2, 4.775%, 9/25/35[4]	24,164	24,212
Total Mortgage-Backed Obligations (Cost $127,772)		145,763

U. S. Government Obligations—96.0%
United States Treasury Inflation-Protected Securities:
0.125%, 7/15/22[5]	12,327,933	12,310,010
0.375%, 1/15/27[5]	6,563,716	6,647,258
0.625%, 4/15/23-2/15/43[5]	17,073,792	17,322,516
0.875%, 2/15/47[5]	722,724	779,266
1.00%, 2/15/46-2/15/48[5]	2,991,167	3,319,137
1.375%, 1/15/20-2/15/44[5]	6,941,467	7,346,747
2.50%, 1/15/29[5]	6,805,297	8,227,814
3.625%, 4/15/28[5]	4,647,683	5,964,955
Total U. S. Government Obligations (Cost $59,375,545)		61,917,703

1 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND, LLC

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—1.2%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%[6] (Cost
$753,422)	753,422	$753,422
Total Investments, at Value (Cost $61,806,364)	99.8%	64,379,252
Net Other Assets (Liabilities)	0.2	131,831
Net Assets	100.0%	$64,511,083

Footnotes to Statement of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at October 31, 2019 was
$221,757, which represented 0.34% of the Fund’s Net Assets.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage
loans.These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $104,329 or 0.16% of the Fund’s net assets at period end.
3. Interest rate is less than 0.0005%.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of October 31, 2019.

Futures Contracts as of October 31, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Sell	12/19/19	4	USD 661	$645,500	$ 15,097
United States
Treasury Nts. , 10 yr.	Buy	12/19/19	21	USD 2,762	2,736,234	(25,611)
United States
Treasury Nts. , 2 yr.	Buy	12/31/19	8	USD 1,729	1,724,813	(3,722)
						$ (14,236)

2 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND, LLC

NOTES TO SCHEDULE OF INVESTMENTS October 31, 2019 Unaudited

Note 1-Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of October 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$1,562,364	$ —	$ 1,562,364
Mortgage-Backed Obligations	—	145,763	—	145,763
U. S. Government Obligations	—	61,917,703	—	61,917,703
Investment Company	753,422	—	—	753,422
Total Investments, at Value	753,422	63,625,830	—	64,379,252
Other Financial Instruments:
Futures contracts	15,097	—	—	15,097
Total Assets	$768,519	$63,625,830	$ —	$ 64,394,349
Liabilities Table
Other Financial Instruments:
Futures contracts	(29,333)	$—	—	$ (29,333)
Total Liabilities	$(29,333)	$—	$ —	$ (29,333)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3 INVESCO OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES FUND, LLC